Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to Aptorum Group Limited		$ (1,363,270)	$ (4,267,806)	$ (2,824,647)
Denominator:
Basic weighted average shares outstanding	[1]	7,351,784	5,453,103	4,521,133
Diluted weighted average shares outstanding	[1]	7,351,784	5,453,103	4,521,133
Net loss per share attributable to Aptorum Group Limited(1)
Basic loss per share	[1]	$ (0.19)	$ (0.78)	$ (0.62)
Diluted loss per share	[1]	$ (0.19)	$ (0.78)	$ (0.62)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.